Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Dividends declared	$ 11.8	$ 11.0	$ 23.7	$ 22.1
Dividends paid	$ 11.8	$ 11.0	$ 23.7	$ 22.1
Dividends paid per share			$ 0.0575	$ 0.055
Number of shares issued from treasury			0	0